Average Annual Total Returns		12 Months Ended	50 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	12.67%
FT Vest U.S. Equity Deep Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Percent		18.26%	5.87%
Performance Inception Date	Nov. 15, 2019
FT Vest U.S. Equity Deep Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.26%	5.87%
FT Vest U.S. Equity Deep Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.81%	4.57%